Jensen Quality Growth ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	22,291	$4,681,110

Chemicals - 3.8%
Sherwin-Williams Co.	12,834	4,653,480

Commercial Services & Supplies - 6.4%
Copart, Inc. (a)	66,011	2,514,359
Waste Management, Inc.	21,854	5,263,317
		7,777,676

Communications Equipment - 1.2%
Motorola Solutions, Inc.	3,124	1,506,580

Financial Services - 4.5%
Mastercard, Inc. - Class A	10,473	5,416,740

Health Care Equipment & Supplies - 7.8%
Abbott Laboratories	37,373	4,348,349
Stryker Corp.	13,142	5,091,999
		9,440,348

Health Care Technology - 1.2%
Veeva Systems, Inc. - Class A (a)	8,181	1,489,024

Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	10,256	3,497,911

Household Products - 3.8%
Procter & Gamble Co.	27,799	4,647,993

Insurance - 3.3%
Marsh & McLennan Cos., Inc.	21,345	3,985,965

Interactive Media & Services - 12.7%
Alphabet, Inc. - Class A	31,911	9,948,573
Meta Platforms, Inc. - Class A	8,321	5,393,506
		15,342,079

Pharmaceuticals - 4.9%
Eli Lilly & Co.	5,600	5,891,144

Professional Services - 8.5%
Automatic Data Processing, Inc.	10,722	2,298,368
Broadridge Financial Solutions, Inc.	16,400	3,048,268
Equifax, Inc.	15,333	3,203,984
Verisk Analytics, Inc.	8,239	1,710,169
		10,260,789

Semiconductors & Semiconductor Equipment - 12.4%
Broadcom, Inc.	3,309	1,057,391
KLA Corp.	3,955	6,029,595
NVIDIA Corp.	44,925	7,960,261
		15,047,247

Software - 12.4%
Cadence Design Systems, Inc. (a)	11,503	3,467,004
Intuit, Inc.	5,242	2,144,136
Microsoft Corp.	23,869	9,374,311
		14,985,451

Technology Hardware, Storage & Peripherals - 8.8%
Apple, Inc. - Class A	40,473	10,692,157
TOTAL COMMON STOCKS (Cost $119,426,359)		119,315,694

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	1,859,161	1,859,161
TOTAL MONEY MARKET FUNDS (Cost $1,859,161)		1,859,161

TOTAL INVESTMENTS - 100.0% (Cost $121,285,520)		121,174,855
Liabilities in Excess of Other Assets - (0.0)% (c)		(6,447)
TOTAL NET ASSETS - 100.0%		$121,168,408

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Jensen Quality Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$119,315,694	$–	$–	$119,315,694
Money Market Funds	1,859,161	–	–	1,859,161
Total Investments	$121,174,855	$–	$–	$121,174,855

Refer to the Schedule of Investments for further disaggregation of investment categories.